UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and address of issuer:

         The Arbitrage Funds
         350 Park Avenue
         New York, New York  10011

2.   The name of each series or class of securities for which this Form is filed(if the Form is being filed for all series and classes of
     securities of the issuer, check but do not list series or classes):   [X]

3.   Investment Company Act File Number:  811-09815

     Securities Act File Number:          333-30470

4(a).  Last day of fiscal year for which this Form is filed: May 31, 2002

4(b).  [ ] Check box if this Form is being  filed late (i.e., more than
           90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).  [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):         $ 10,338,661
                                                           ----------
    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                    $ 635,146
                                             ------------
   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any PRIOR fiscal  year  ending no
          earlier  than  October  11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission:          $
                                             ------------

    (iv)  Total available redemption credits
          [(add items 5(ii) and 5(iii)]:                 -$   635,146
                                                           -----------


     (v)  Net sales - if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 9,703,515
                                                           -----------

    (vi)  Redemption  credits available
          for use in future years- if
          Item 5(i) is less than Item
          5(iv) [subtract Item 5(iv)
          from Item 5(i)]                      $        0
                                             --------------

   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                           x  .000239
                                                           ----------

  (viii)  Registration  fee due  [multiply Item 5(v)
          by Item Item 5(vii)](enter "0" if no fee is due): = $ 2,319.14
                                                           =============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           + $      0
                                                           ------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:
                                                           = $ 2,319.14
                                                           ------------

9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:      July 24, 2002


     Method of Delivery:

          [ X ]  Wire Transfer
          [   ]  Mail or other means



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By     (Signature and Title)*                /s/  John F. Splain
                                             ------------------------------
                                             John F. Splain, Assistant Secretary

Date   July 26, 2002
       --------------------------

* Please print the name and title of the signing officer below the signature.